Stockholder's Equity (Detail Textuals) - USD ($)					1 Months Ended					12 Months Ended
	Nov. 11, 2016	Aug. 12, 2016	Aug. 11, 2016	Jul. 06, 2016	Oct. 23, 2017	May 19, 2017	Nov. 17, 2016	Jul. 19, 2016	Mar. 28, 2016	Dec. 31, 2017	Dec. 31, 2016
Stockholders Equity [Line Items]
Common stock financing									$ 10,000,000	$ 11,975,590	$ 10,000,000
Exercise price of warrants										$ 2.47
Common Stock Purchase Agreement | Investors, officers & directors and affiliates
Stockholders Equity [Line Items]
Number of common stock agreed to sell and issue						727,273
Common stock financing						$ 2,000,000
Shares issued, price per share (in dollars per share)						$ 2.75
Amended SSS Purchase Agreement | SSS
Stockholders Equity [Line Items]
Number of common stock agreed to sell and issue									4,545,455
Common stock financing									$ 10,000,000
Shares issued, price per share (in dollars per share)									$ 2.20
Acquire additional common stock									1,818,182
Exercise price of warrants									$ 2.75
Seven Stars Works Co., Ltd | Common Stock Purchase Agreement
Stockholders Equity [Line Items]
Number of common stock agreed to sell and issue				2,272,727
Common stock financing				$ 4,000,000				$ 4,000,000
Shares issued, price per share (in dollars per share)				$ 1.76
Number of shares issued								2,272,727
Harvest Alternative Investment Opportunities SPC | Common Stock Purchase Agreement
Stockholders Equity [Line Items]
Number of common stock agreed to sell and issue			2,272,727
Common stock financing		$ 4,000,000	$ 4,000,000
Shares issued, price per share (in dollars per share)			$ 1.76
Number of shares issued		2,272,727
Sun Seven Stars Hong Kong Cultural Development Limited | Common Stock Purchase Agreement
Stockholders Equity [Line Items]
Number of common stock agreed to sell and issue	1,136,365
Common stock financing	$ 2,000,000						$ 2,000,000
Shares issued, price per share (in dollars per share)	$ 1.76
Number of shares issued							1,136,365
Hong Kong Guo Yuan Group Capital Holdings Limited | Securities Purchase Agreement
Stockholders Equity [Line Items]
Number of common stock agreed to sell and issue					5,494,505
Common stock financing					$ 10,000,000
Shares issued, price per share (in dollars per share)					$ 1.82